Long-term Debt	12 Months Ended
Dec. 31, 2016
OneMain Holdings, Inc. [Member]
Long-term Debt

12. Long-term Debt

Carrying value and fair value of long-term debt by type were as follows:

	December 31, 2016		December 31, 2015
(dollars in millions)	Carrying Value	Fair Value	Carrying Value	Fair Value

Senior debt	$13,787	$14,340	$17,128	$17,371
Junior subordinated debt	172	158	172	245
Total	$13,959	$14,498	$17,300	$17,616

Weighted average effective interest rates on long-term debt by type were as follows:

	Years Ended December 31,			At December 31,
	2016	2015	2014	2016	2015

Senior debt	5.60%	6.56%	6.84%	5.80%	5.32%
Junior subordinated debt	12.26	12.26	12.26	12.26	12.26
Total	5.67	6.65	6.93	5.88	5.39

Principal maturities of long-term debt (excluding projected repayments on securitizations and revolving conduit facilities by period) by type of debt at December 31, 2016 were as follows:

	Senior Debt
(dollars in millions)	Securitizations	Medium Term Notes	Junior Subordinated Debt	Total

Interest rates (a)	2.04% - 6.94%	5.25% - 8.25%	6.00%

First quarter 2017	$-	$-	$-	$-
Second quarter 2017	-	-	-	-
Third quarter 2017	-	257	-	257
Fourth quarter 2017	-	1,030	-	1,030
2017	-	1,287	-	1,287
2018	-	-	-	-
2019	-	1,396	-	1,396
2020	-	1,299	-	1,299
2021	-	1,450	-	1,450
2022-2067	-	300	350	650
Securitizations (b)	8,259	-	-	8,259
Total principal maturities	$8,259	$5,732	$350	$14,341

Total carrying amount	$8,240	$5,547	$172	$13,959
Debt issuance costs (c)	$(20)	$(15)	$-	$(35)

(a)	The interest rates shown are the range of contractual rates in effect at December 31, 2016.

(b)	Securitizations and borrowings under revolving conduit facilities are not included in above maturities by period due to their variable monthly repayments. At December 31, 2016, there were no amounts drawn under our revolving conduit facilities. See Note 13 for further information on our long-term debt associated with securitizations and revolving conduit facilities.

(c)	Debt issuance costs are reported as a direct deduction from long-term debt, with the exception of debt issuance costs associated with our revolving conduit facilities, which totaled $14 million at December 31, 2016 and are reported in other assets.

GUARANTY AGREEMENTS

8.25% SFC Notes

On April 11, 2016, OMH entered into the Second Supplemental Indenture, pursuant to which it agreed to fully and unconditionally guarantee, on a senior unsecured basis, the payments of principal, premium (if any) and interest on $1.0 billion of the 8.25% SFC Notes. As of December 31, 2016, $1.0 billion aggregate principal amount of the 8.25% SFC Notes were outstanding. See Note 2 for further discussion of this offering.

5.25% SFC Notes

On December 3, 2014, OMH entered into the Base Indenture and the First Supplemental Indenture, pursuant to which it agreed to fully and unconditionally guarantee, on a senior unsecured basis, the payments of principal, premium (if any) and interest on $700 million of 5.25% Senior Notes due 2019 issued by SFC (the “5.25% SFC Notes”). As of December 31, 2016, $700 million aggregate principal amount of the 5.25% SFC Notes were outstanding.

Other SFC Notes

On December 30, 2013, OMH entered into Guaranty Agreements whereby it agreed to fully and unconditionally guarantee the payments of principal, premium (if any) and interest on approximately $5.2 billion aggregate principal amount of senior notes, on a senior unsecured basis, and $350 million aggregate principal amount of a junior subordinated debenture, on a junior subordinated basis, issued by SFC (collectively, the “Other SFC Notes”). The Other SFC Notes consisted of the following: 8.25% Senior Notes due 2023; 7.75% Senior Notes due 2021; 6.00% Senior Notes due 2020; a 60-year junior subordinated debenture; and all senior notes outstanding on December 30, 2013, issued pursuant to the Indenture dated as of May 1, 1999 (the “1999 Indenture”), between SFC and Wilmington Trust, National Association (the successor trustee to Citibank N.A.). The 60-year junior subordinated debenture underlies the trust preferred securities sold by a trust sponsored by SFC. On December 30, 2013, OMH entered into a Trust Guaranty Agreement whereby it agreed to fully and unconditionally guarantee the related payment obligations under the trust preferred securities. As of December 31, 2016, approximately $2.9 billion aggregate principal amount of the Other SFC Notes were outstanding.

The OMH guarantees of SFC’s long-term debt discussed above are subject to customary release provisions.

OMFH Notes

On December 11, 2014, OMFH and certain of its subsidiaries entered into an indenture (the “OMFH Indenture”), among OMFH, the guarantors listed therein and The Bank of New York Mellon, as trustee, in connection with OMFH’s issuance of $700 million aggregate principal amount of 6.75% Senior Notes due 2019 and $800 million in aggregate principal amount of 7.25% Senior Notes due 2021 (collectively, the “OMFH Notes”). The OMFH Notes are OMFH’s unsecured senior obligations, guaranteed on a senior unsecured basis by each of its wholly owned domestic subsidiaries, other than certain subsidiaries, including its insurance subsidiaries and securitization subsidiaries. As of December 31, 2016, $1.5 billion aggregate principal amount of the OMFH Notes were outstanding.

On November 8, 2016, OMH entered into a second supplemental indenture (the “Supplemental Indenture”) to the OMFH Indenture, pursuant to which OMH agreed to fully, unconditionally and irrevocably guarantee the outstanding OMFH Notes in accordance with and subject to the terms of the OMFH Indenture. Further, as permitted by the terms of the OMFH Indenture, OMFH intends to satisfy its reporting obligations under the OMFH Indenture with respect to providing OMFH financial information to the holders of the OMFH Notes by furnishing financial information relating to the Company.

The OMH guarantees of OMFH’s long-term debt discussed above are subject to customary release provisions.

DEBT COVENANTS

SFC Debt Agreements

The debt agreements to which SFC and its subsidiaries are a party include customary terms and conditions, including covenants and representations and warranties. Some or all of these agreements also contain certain restrictions, including (i) restrictions on the ability to create senior liens on property and assets in connection with any new debt financings and (ii) SFC’s ability to sell or convey all or substantially all of its assets, unless the transferee assumes SFC’s obligations under the applicable debt agreement. In addition, the OMH guarantees of SFC’s long-term debt discussed above are subject to customary release provisions.

With the exception of SFC’s junior subordinated debenture, none of our debt agreements require SFC or any of its subsidiaries to meet or maintain any specific financial targets or ratios. However, certain events, including non-payment of principal or interest, bankruptcy or insolvency, or a breach of a covenant or a representation or warranty, may constitute an event of default and trigger an acceleration of payments. In some cases, an event of default or acceleration of payments under one debt agreement may constitute a cross-default under other debt agreements resulting in an acceleration of payments under the other agreements.

As of December 31, 2016, SFC was in compliance with all of the covenants under its debt agreements.

Junior Subordinated Debenture. In January of 2007, SFC issued $350 million aggregate principal amount of 60-year junior subordinated debenture (the “debenture”) under an indenture dated January 22, 2007 (the “Junior Subordinated Indenture”), by and between SFC and Deutsche Bank Trust Company, as trustee. The debenture underlies the trust preferred securities sold by a trust sponsored by SFC. SFC can redeem the debenture at par beginning in January of 2017.

Pursuant to the terms of the debenture, SFC, upon the occurrence of a mandatory trigger event, is required to defer interest payments to the holders of the debenture (and not make dividend payments to SFI) unless SFC obtains non-debt capital funding in an amount equal to all accrued and unpaid interest on the debenture otherwise payable on the next interest payment date and pays such amount to the holders of the debenture. A mandatory trigger event occurs if SFC’s (i) tangible equity to tangible managed assets is less than 5.5% or (ii) average fixed charge ratio is not more than 1.10x for the trailing four quarters.

Based upon SFC’s financial results for the 12 months ended September 30, 2016, a mandatory trigger event did not occur with respect to the interest payment due in January of 2017, as SFC was in compliance with both required ratios discussed above.

OMFH Debt Agreements

None of OMFH’s debt agreements require OMFH or any of its subsidiaries to meet or maintain any specific financial targets or ratios. However, the OMFH Indenture does contain a number of covenants that limit, among other things, OMFH’s ability and the ability of most of its subsidiaries to incur additional debt; create liens securing certain debt; pay dividends on or make distributions in respect of its capital stock or make investments or other restricted payments; create restrictions on the ability of its restricted subsidiaries to pay dividends to OMFH or make certain other intercompany transfers; sell certain assets; consolidate, merge, sell or otherwise dispose of all or substantially all of its assets; and enter into certain transactions with affiliates. The OMFH Indenture also contains customary events of default which would permit the trustee or the holders of the OMFH Notes to declare the OMFH Notes to be immediately due and payable if not cured within applicable grace periods, including the nonpayment of principal, interest or premium, if any, when due; violation of covenants and other agreements contained in the OMFH Indenture; payment default after final maturity or cross acceleration of certain material debt; certain bankruptcy and insolvency events; material judgment defaults; and the failure of any guarantee of the notes, other than in accordance with the terms of the OMFH Indenture or such guarantee. On November 8, 2016, OMH agreed to fully, unconditionally, and irrevocably guarantee the OMFH Notes.

As of December 31, 2016, OMFH was in compliance with all of the covenants under its debt agreements.

Replacement of OMFH 2015 Warehouse Facility. On February 3, 2015, OMFH entered into a revolving conduit facility with a borrowing capacity of $3.0 billion, backed by personal loans (the “2015 Warehouse Facility”). Pursuant to the terms of the 2015 Warehouse Facility, OMFH was required to (i) maintain minimum consolidated tangible shareholders’ equity of not less than $1.0 billion (the “Net Worth Covenant”) and (ii) not permit OMFH’s consolidated debt to tangible shareholders’ equity ratio to exceed 6.0 to 1.0 if a minimum draw condition exists (the “Leverage Covenant”).

On January 21, 2016, OMFH entered into four separate bilateral conduit facilities with unaffiliated financial institutions that provide an aggregate $2.4 billion of committed financing on a revolving basis for personal loans originated by OneMain (the “New Facilities”). The New Facilities replaced the 2015 Warehouse Facility that was voluntarily terminated on the same date and, as a result, the financial covenants, including the Net Worth Covenant and the Leverage Covenant in the 2015 Warehouse Facility, were eliminated. As of December 31, 2016, the aggregate borrowing capacity of the New Facilities totaled $2.3 billion.